The result of liability adequacy test (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
The result of liability adequacy test [Line Items]
Provisions for test	₩ 21,608,828	₩ 20,143,046
LAT base	17,691,012	14,996,947
Premium loss	(3,917,816)	(5,146,100)
Participating
The result of liability adequacy test [Line Items]
Provisions for test	1,449,476	1,393,920
LAT base	2,332,366	2,343,616
Premium loss	882,890	949,695
Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	589,618	582,842
LAT base	1,368,008	1,448,564
Premium loss	778,390	865,722
Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	859,858	811,078
LAT base	964,358	895,052
Premium loss	104,500	83,973
Non-Participating
The result of liability adequacy test [Line Items]
Provisions for test	20,159,352	18,749,126
LAT base	15,358,646	12,653,331
Premium loss	(4,800,706)	(6,095,795)
Non-Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	6,009,771	5,374,209
LAT base	3,019,087	2,204,431
Premium loss	(2,990,684)	(3,169,778)
Non-Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	14,149,581	13,374,917
LAT base	12,339,559	10,448,900
Premium loss	₩ (1,810,022)	₩ (2,926,017)